SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund
Summary
Investment Objectives/Goals:
The SteelPath MLP Alpha Plus Fund (the "Fund" or "Alpha Plus Fund") seeks to provide investors with capital appreciation and, as a secondary objective, current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the SteelPath Funds. More information about these and other discounts is available from your financial professional and in "The Fund's Share Classes starting on page 74 of this Prospectus and in "Additional Information Regarding
Sales Charges" starting on page 48 of the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Plus Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (imposed on Class C shares redeemed within one year of purchase)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Plus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Interest Expense Related to Borrowings		0.0042	0.0042	0.0042
Total Annual Fund Operating Expenses		2.57%	3.32%	2.32%
Fee Limitation and/or Expense Reimbursement	[2]	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	[3]	2.42%	3.17%	2.17%
[1]	Based on estimated amounts for the current fiscal year. "Other Expenses" does not reflect estimated deferred tax liability, if any, that may be incurred by the Fund. The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, will be reflected each day in the Fund's net asset value per share. The Fund's deferred tax liability, if any, will depend upon the Fund's net investment income or loss, gains and losses on investments, and deductions and credits during a taxable year. This amount may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual deferred income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. The Fund commenced operations on December 30, 2011. It is not possible for the Fund to estimate its deferred income tax expense because the Fund cannot accurately predict the annualized net investment income or loss, gains and losses on investments, and deductions and credits on which such estimated expense would be based.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust's Board of Trustees.
[3]	Excluding the effect of interest expenses related to the Fund's borrowings, the Fund's Total Annual Fund Operating Expenses would be 2.15%; for Class A shares, 2.90% for Class C shares and 1.90% for Class I shares while the Fund's Net Expenses would be 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. Interest expense related to borrowings are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SteelPath MLP Alpha Plus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	806	1,312
Class C Shares	417	1,094
Class I Shares	220	706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Plus Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	806	1,312
Class C Shares	320	1,004
Class I Shares	220	706

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the
Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on
December 30, 2011, accordingly it did not have portfolio turnover during the fiscal year ended November 30, 2011.
Principal Investment Strategies of the Fund:
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of "Midstream MLPs," which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds ("ETFs"), U.S. government securities, short-term fixed-income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes ("ETNs") as investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund's borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.
This allows the Fund to borrow for such purposes an amount equal to as much as
33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange ("NYSE") and the rest trade on the NYSE Amex
Equities ("Amex") or NASDAQ Stock Market ("NASDAQ"). MLPs' disclosures are regulated by the Securities and Exchange Commission ("SEC") and MLPs must file
Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form
1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income ("UBTI") filings, while providing portfolio transparency, liquidity and daily net asset value
("NAV").

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the
Advisor's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund's portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.
Principal Risks of Investing in the Fund:
The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk. The use of leverage through borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor's ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund's investment income.

Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C"
corporation, the Fund is be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax,
NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a "C" corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii)
capital appreciation of its investments. The Fund's accrued deferred tax liability will be reflected each day in the Fund's NAV. The Fund's current and deferred tax liability, if any, will depend upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund's estimates regarding its deferred tax liability and/or asset balances will be made in good faith;
however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV may vary dramatically from the Fund's actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.5% deferred tax calculation (maximum corporate tax rate of
35% in effect for 2012 plus estimated state tax rate of 2.5%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

Hypothetical Effect of Deferred Tax Calculation    Hypothetical Effect of Defered Tax Calculation
           on Performance-Down Market                          on Performance-Up Market

NAV price change of MLP Mutual Fund       -1.25%   NAV price change of MLP Mutual Fund      1.25%
Price change of underlying MLPs in Fund   -2.00%   Price change of underlying MLPs in Fund  2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the
Fund's actual tax liability could have a material impact on the Fund's NAV.

Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the NYSE)
during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the
ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Fixed-Income Securities Risk. Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The longer the duration of a fixed income security, the greater the credit and interest rate risk.

Industry Specific Risk. The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

   o   Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

   o   Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

   o   Slowdowns in new construction and acquisitions can limit growth potential;

   o   A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

   o   Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP's ability to make distributions;

   o   Changes in the regulatory environment could adversely affect the profitability of MLPs;

   o   Extreme weather and environmental hazards could impact the value of MLP securities;

   o   Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

   o   Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund's proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the
ETF or other investment company fails to achieve its investment objective, the value of a Fund's investment will decline, adversely affecting the Fund's performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a
Fund. Additionally, despite the short maturities and high credit quality of a money market fund's investments, increases in interest rates and deteriorations in the credit quality of the instruments a fund has purchased may reduce the fund's yield and can cause the price of a money market security to decrease.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Leverage Risk. The use of leverage involves special risks and is speculative.
Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund's particular exposure.

Liquidity Risk. Although common units of MLPs trade on the NYSE, Amex and the
NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the
Advisor believes it is desirable to do so. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk. The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.
A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level.
Rather, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such
MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund's investment, and consequently your investment in the
Fund and lower income.

Non-Diversification Risk. The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund's shares.

Regulatory Risk. The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund's tax treatment as a "C" corporation or investments in MLPs or other instruments could increase the Fund's expenses or otherwise impact a Fund's ability to implement its investment strategy.

Reliance on the Advisor Risk. The Fund's ability to achieve its investment objective is dependent on the Advisor's ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund's portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk. The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller's bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities.
The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk. Borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Past Performance:
Performance information is not included because the Fund has not completed a full calendar year of operations.